Financial Instruments and Risk Management (Market Risk - Sensitivity Analysis for Variable Rate Instruments) (Details) - Swap Contract From Fixed Ils To Fixed Usd Interest Ils [Member] $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Percentage Of Possible Changes Decrease 1 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	$ 17
Percentage Of Possible Changes Decrease Zero Dot Five Percent Member
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	8
Percentage Of Possible Changes Increase 0 Dot 5 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(8)
Percentage Of Possible Changes Increase 1 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	$ (15)